CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income/(loss)	$ (12,544)	$ 16,488	$ 27,396
Other comprehensive income/(loss):
foreign currency translation adjustment	(20,252)	(12,187)	196
unrealized gain/(loss) on available-for-sale investments, net of tax effect of nil	(161)	186
Comprehensive income/(loss)	(32,957)	4,487	27,592
Less: comprehensive income/(loss) attributable to non-controlling interest	(2,661)	(2,321)	307
Comprehensive income/(loss) attributable iKang Healthcare Group, Inc.	$ (30,296)	$ 6,808	$ 27,285